DERIVATIVE LIABILITIES - WARRANTS	12 Months Ended
Mar. 31, 2016
Derivative Liabilities Warrants Disclosure [Abstract]
Derivative Liabilities Warrants Disclosure [Text Block]
NOTE 16 -	DERIVATIVE LIABILITIES - WARRANTS

To date, the Company has authorized the issuance of Common Stock Purchase Warrants, with terms of five to seven years, to various corporations and individuals, in connection with the sale of securities, loan agreements and consulting agreements. Exercise prices on those warrants outstanding during Fiscal 2016 and Fiscal 2015 range from $0.0625 to $0.25 per warrant. The warrants expire at various times through April 25, 2018.

A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2016		Fiscal Year 2015
	Warrant Shares	Weighted Average Exercise Price	Warrant Shares	Weighted Average Exercise Price
Balance at beginning of year	89,870,034	$0.06	102,143,091	$0.06

Warrant exercises, forfeited or expired	48,283,968	$0.06	12,273,057	$0.07

Ending Balance	41,586,066	$0.06	89,870,034	$0.06

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants, if any, issued with the Company’s Series E and Series I Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The Warrant Derivative Liabilities are measured at fair market value, using the market approach and a level 3 fair value hierarchy, on a recurring basis as of March 31, 2016 and March 31, 2015, in accordance with the valuation techniques discussed in ASC 820.

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model, a level 3 fair value hierarchy using the following assumptions:

	March 31	March 31	March 31
	2016	2015	2014
Risk-Free interest rate	0.18% - 0.73%	0.05% - 0.89%	0.05% - 1.32%
Expected volatility	52% - 81%	93% - 113%	111% - 207%
Expected life (in years)	0.2 – 2.1	1.2 – 3.1	0.3 - 4.1
Expected dividend yield	0%	0%	0%
Number of warrants	41,586,066	89,870,034	102,143,093

Fair value – Warrant Derivative Liability	$10,368,567	$17,762,573	$38,103,446

Change in warrant derivative liability for the twelve months ended	$7,394,006	$(18,447,573)	$32,997,869

The risk free interest rate was based on rates established by the US Treasury Department. The expected volatility was based on the historical volatility of the Company’s share price for periods equal to the expected life of the outstanding warrants at each valuation date. The expected dividend rate was based on the fact that the Company has not historically paid dividends on common stock and does not expect to pay dividends on common stock in the future.

The changes of $7,394,006, $(18,447,573) and $32,997,869 in value of the warrant derivative liability occurring during the years ended March 31, 2016, 2015 and 2014, respectively, are included in the amounts reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.

The following table summarizes, as of March 31, 2016, 2015 and 2014, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)

	March 31	March 31	March 31
	2016	2015	2014
Balance at Beginning of Fiscal Year	$17,762,573	$38,103,446	$7,862,848
Warrants Exercised	(14,788,012)	(2,578,300)	(2,757,271)
Change in fair value of warrant liability	7,394,006	(18,447,573)	32,997,869
Balance at End of Fiscal Year	$10,368,567	$17,762,573	$38,103,446